Basic and Diluted Income Per Share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Summary of Income Per Share Calculation

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Net income for the period attributable to the equity holders	4,488	4,466
Weighted-average number of ordinary shares, basic	34,877,496	28,556,422

Net income per share attributable to ordinary shareholders, basic	0.13	0.16

Net income for the period attributable to the equity holders	4,488	4,466
Weighted-average number of ordinary shares, diluted	37,214,074	31,401,166

Net income per share attributable to ordinary shareholders, diluted	0.12	0.14